Insurance Contract Receivables and Payables (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Contracts [Abstract]
Disclosure of insurance contract receivables and changes in premiums
Insurance contract receivables were comprised as follows:

	December 31, 2019	December 31, 2018
Insurance premiums receivable	3,325.0	2,949.8
Reinsurance premiums receivable	1,176.0	1,082.1
Funds withheld receivable	753.7	800.9
Other	211.0	307.5
Provision for uncollectible receivables	(30.7)	(29.6)
	5,435.0	5,110.7

Current	4,921.5	4,467.1
Non-current	513.5	643.6
	5,435.0	5,110.7
Changes in insurance premiums receivable and reinsurance premiums receivable for the years ended December 31 were as follows:

	Insurance premiums receivable		Reinsurance premiums receivable
	2019	2018	2019	2018
Balance – January 1	2,949.8	2,752.3	1,082.1	1,086.4
Gross premiums written	13,167.8	11,895.0	4,343.4	3,633.3
Premiums collected	(11,516.3)	(10,344.5)	(3,288.5)	(2,772.1)
Amounts due to brokers and agents	(1,284.5)	(1,220.4)	(917.2)	(842.7)
Acquisitions of subsidiaries (note 23)	17.1	4.0	—	—
Assets held for sale (note 23)	(1.7)	—	(22.6)	—
Recovery (impairments)	(1.3)	(1.3)	0.3	(1.7)
Foreign exchange effect and other	(5.9)	(135.3)	(21.5)	(21.1)
Balance – December 31	3,325.0	2,949.8	1,176.0	1,082.1

Disclosure of amounts arising from insurance contract payables
Insurance contract payables were comprised as follows:

	December 31, 2019	December 31, 2018
Payable to reinsurers	1,469.4	1,122.2
Ceded deferred premium acquisition costs	373.2	254.8
Funds withheld payable to reinsurers	239.1	128.5
Amounts payable to agents and brokers	101.8	93.8
Accrued commissions	95.5	87.3
Accrued premium taxes	82.7	74.6
Other insurance contract payables	229.3	241.9
	2,591.0	2,003.1

Current	2,315.4	1,514.2
Non-current	275.6	488.9
	2,591.0	2,003.1